Investment Risks - Evercore Equity Fund	Apr. 30, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as changes in inflation or interest rates or investor expectations concerning such rates, or adverse investor sentiment generally. Even when securities markets perform well, there can be no assurance that the investments held by the Fund will increase in value along with the broader market. Changes in the financial condition of a single issuer can impact a market as a whole. Changes in government or central bank policies, changes in laws and regulations, and political and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy. Geo-political risks, including terrorism, tensions, war or other open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental or natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.
Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time. These price movements may result from changes in an issuer’s financial condition as well as general market, economic, and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.
Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Securities of smaller companies may be more volatile and less liquid than the securities of larger capitalization companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Medium And Large Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium and Large Companies Risk. Compared to smaller companies, medium- and large capitalization companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium size companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in foreign securities, including ADRs, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Dividend Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that the Fund receives may be a return of capital.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. From time to time, there may be little or no active trading market for a particular investment in which the Fund may invest or is invested. In such a market, the value of the Fund’s investments and the Fund's share price may fall. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment will go up and down, and you could lose money by investing in the Fund.